Below is the sensitivity analysis of the benefits plan obligations, showing the impact on the actuarial exposure (7.64% – 9.72% p.a.) assuming a change in the discount rate and medical inflation by 1 b.p.: (Details)
R$ in Thousands
12 Months Ended
Dec. 31, 2022 BRL (R$)
Discount Rate [Member] | Sensitivity Analysis Increase Of 1 PP [Member]
IfrsStatementLineItems [Line Items]
Rate	10.65% - 10.72%
Effect on actuarial liabilities	reduction
Effect on the present value of the obligations	R$ 329,233
Discount Rate [Member] | Sensitivity Analysis Decrease Of 1 PP [Member]
IfrsStatementLineItems [Line Items]
Rate	8.65% - 8.72%
Effect on actuarial liabilities	increase
Effect on the present value of the obligations	R$ (282,906)
Medical Inflation [Member] | Sensitivity Analysis Increase Of 1 PP [Member]
IfrsStatementLineItems [Line Items]
Rate	8.64% - 8.85%
Effect on actuarial liabilities	increase
Effect on the present value of the obligations	R$ 79,812
Medical Inflation [Member] | Sensitivity Analysis Decrease Of 1 PP [Member]
IfrsStatementLineItems [Line Items]
Rate	6.64% - 6.85%
Effect on actuarial liabilities	reduction
Effect on the present value of the obligations	R$ (68,048)